Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 7 — INVENTORIES

At December 31, 2021 and 2020, the inventory balances are composed of finished goods for sale, as well as materials, parts, and components used in construction.

	December 31, 2021	December 31, 2020
Construction	$1,543,980	$6,308
Appliances	2,206,336	2,029,270
Automotive	2,064,834	—
Subtotal	5,815,150	2,035,578
Allowance for inventory obsolescence	(387,848)	(12,824)
Inventories, net	$5,427,302	$2,022,754